Disposal of assets and other transactions (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Contingent assets at the closing date	$ 6,953
Assets recognized in previous periods	1,720
Contingent assets	4,865
Assets recognized	$ 368
Transaction Contingent Assets One [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Riacho da Forquilha cluster
Closing date	December 2019
Contingent assets at the closing date	$ 62
Assets recognized in previous periods	58
Contingent assets	$ 4
Transaction Contingent Assets Two [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Pampo and Enchova cluster
Closing date	July 2020
Contingent assets at the closing date	$ 650
Assets recognized in previous periods	246
Contingent assets	383
Assets recognized	$ 21
Transaction Contingent Assets Three [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Baúna field
Closing date	November 2020
Contingent assets at the closing date	$ 285
Assets recognized in previous periods	196
Contingent assets	41
Assets recognized	$ 48
Transaction Contingent Assets Four [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Miranga cluster
Closing date	December 2021
Contingent assets at the closing date	$ 85
Assets recognized in previous periods	70
Assets recognized	$ 15
Transaction Contingent Assets Five [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Cricare cluster
Closing date	December 2021
Contingent assets at the closing date	$ 118
Assets recognized in previous periods	76
Contingent assets	$ 42
Transaction Contingent Assets Six [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Peroá cluster
Closing date	August 2022
Contingent assets at the closing date	$ 43
Assets recognized in previous periods	10
Contingent assets	$ 33
Transaction Contingent Assets Seven [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Papa-Terra field
Closing date	December 2022
Contingent assets at the closing date	$ 90
Assets recognized in previous periods	16
Contingent assets	58
Assets recognized	$ 16
Transaction Contingent Assets Eighth [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Albacora Leste field
Transaction Contingent Assets Eight [Member]
IfrsStatementLineItems [Line Items]
Closing date	January 2023
Contingent assets at the closing date	$ 250
Assets recognized in previous periods	58
Contingent assets	25
Assets recognized	$ 167
Transaction Contingent Assets Nine [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Norte Capixaba cluster
Closing date	April 2023
Contingent assets at the closing date	$ 66
Assets recognized in previous periods	22
Contingent assets	$ 44
Transaction Contingent Assets Ten [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Golfinho and Camarupim clusters
Closing date	August 2023
Contingent assets at the closing date	$ 60
Assets recognized in previous periods	20
Contingent assets	$ 40
Transaction Contingent Assets Eleven [Member]
IfrsStatementLineItems [Line Items]
Riacho da Forquilha group of fields	Sepia and Atapu
Closing date	April 2022
Contingent assets at the closing date	$ 5,244
Assets recognized in previous periods	948
Contingent assets	4,195
Assets recognized	$ 101